Note 9 - Investment in Unconsolidated Joint Venture (Detail) (USD $)	3 Months Ended
	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Jan. 31, 2011
Equity Method Investment, Ownership Percentage						50.00%
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		$ 550,000	$ 550,000	$ 1,051,000	$ 501,000	$ 1,000,000
Due to Affiliate				550,000
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 1,051,000